INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax at federal statutory rate					$ 2,536	$ (186)	$ (2,801)
Increase (decrease) resulting from:
State income taxes, net of federal tax effect					374	(7)	(349)
Tax-exempt interest income					(68)	(72)	(89)
Income from life insurance					(84)	(87)	(89)
Incentive stock option expense					13	26	50
Other permanent differences					51	(59)	(6)
Net income tax provision (benefit)	$ 493	$ 341	$ 1,685	$ 2,305	$ 2,822	$ (385)	$ (3,284)